Provisions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions	€ 31.0	€ 29.8
Provision used, other provisions	4.0
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 10.3	8.3
Estimated completion of activities	12 months
Provision used, other provisions	€ 2.7
Other
Disclosure of other provisions [line items]
Other provisions	13.3	14.1
Provision used, other provisions	1.3
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.4	€ 7.4
Provision used, other provisions	€ 0.0